Incorporated herein by reference is a supplement to the prospectus of MFS Research Fund a series of MFS Series Trust V (File No. 2-38613), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 30, 2012 (SEC Accession No. 0000912938-12-000242).